Operating Lease (Tables)	6 Months Ended
Jun. 30, 2023
Operating Lease [Abstract]
Schedule of Operating Lease
	December 31, 2022	June 30, 2023
	RM	RM	USD
Short-term leases	257,243	149,951	32,124